Share-Based Compensation Changes in nonvested shares (Tables)	12 Months Ended
Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
A summary of changes in the common shares subject to nonvested PBRSUs for the years ended December 31, 2017 and 2016 follows:

Common shares subject to PBRSUs
Nonvested at January 1, 2016	44,700
Granted	41,550
Vested	—
Forfeited	(825)
Nonvested at January 1, 2017	85,425
Granted	45,788
Vested	(9,674)
Forfeited	(3,021)
Adjustment for performance conditions of PBRSUs (1)	(1,802)
Nonvested at December 31, 2017 (2)	116,716